Financial Instruments And Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of categories of financial instrument

The financial instruments were allocated to the following categories:

	December 31, 2023		December 31, 2022
€ thousand	Current	Non-current	Current	Non-current
Financial Assets measured at amortized costs
Other financial assets	545	1,200	48	449
Cash and cash equivalents	23,958	0	10,238	0
Trade receivables	300	0	1,101	0
Total	24,803	1,200	11,387	449
Derivative Financial Assets measured at fair value through profit and loss	0	0	172	0
Total financial assets	24,803	1,200	11,559	449
Financial Liabilities measured at costs
Trade and other payables	16,555	0	9,238	0
Lease liabilities	5,440	19,833	1,855	7,087
Loans and borrowings	3,286	59,496	14,440	0
Other financial liabilities	432	167	90	249
Total	25,713	79,496	25,623	7,336
Derivative Financial Liabilities measured at fair value through profit and loss	609	0	0	0
Total financial liabilities	26,322	79,496	25,623	7,336

Summary of changes in level 3 financial instruments

Changes in level 3 financial instruments are shown in the following table:

€ thousand	Fair value January 1, 2023	Additions	Disposals	Gains/(losses) recognized in financial income /expenses	FX-effects	Fair value December 31, 2023
Other financial and non-financial assets	172	0	(172)	0	0	0

€ thousand	Fair value January 1, 2022	Additions	Disposals	Gains/(losses) recognized in financial income /expenses	FX-effects	Fair value December 31, 2022
Other financial and non-financial assets	0	454	0	(282)	0	172

Changes in level 3 financial liabilities are shown in the following table:

€ thousand	Fair value January 1, 2023	Additions	Disposals	(Gains)/losses recognized in financial income /expenses	FX-effects	Fair value December 31, 2023
Other financial liabilities	0	1,179	0	(578)	9	609

Summary of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets

The table below summarizes the impact on the fair values of Level 3 liabilities by changing the significant unobservable input factors:

	December 31, 2023 - Profit or loss
€ thousand	increase	decrease
Prepayment option in the loan agreement of April 25, 2023
Interest rate volatility (movement +/- 5%)	88	(80)
Credit Spread (movement +/- 1%)	(25)	26

Summary of net gains/losses by measurement category

The net gains/losses by measurement category are as follows:

2023 - € thousand			Other income and cost items, or gain and loss items
Financial assets	AC	Measured at amortized cost	(330)
Derivative financial assets	FVTPL	Measured subsequently at fair value through profit or loss	0
Derivative Financial Liabilities	FVTPL	Measured subsequently at fair value through profit or loss	578

2022 - € thousand			Other income and cost items, or gain and loss items
Financial assets	AC	Measured at amortized cost	0
Derivative financial assets	FVTPL	Measured subsequently at fair value through profit or loss	(282)

2021 - € thousand			Other income and expense items, or gain and loss items
Financial assets	AC	Measured at amortized cost	0
Derivative financial assets	FVTPL	Measured subsequently at fair value through profit or loss	0

Summary of remaining contractual terms of financial liabilities including estimated interest payments

The following table shows the remaining contractual terms of financial liabilities as of the reporting date, including estimated interest payments. The amounts presented are undiscounted gross amounts, including contractual interest payments but excluding the presentation of netting effects.

	December 31, 2023
€ thousand	Carrying amount	less than 1 year	between 1 and 2 years	between 3 and 5 years	more than 5 years	Total
Trade and other payables	16,555	16,555	0	0	0	16,555
Lease liabilities	25,273	5,679	4,062	10,227	26,022	45,990
Loans and borrowings	62,782	10,227	10,227	106,947	0	127,401
Other financial liabilities	1,208	1,043	98	82	0	1,222
Total	105,818	33,504	14,387	117,256	26,022	191,168

	December 31, 2022
€ thousand	Carrying amount	less than 1 year	between 1 and 2 years	between 3 and 5 years	more than 5 years	Total
Trade and other payables	9,238	9,238	0	0	0	9,238
Lease liabilities	8,942	1,901	1,905	3,405	2,372	9,583
Loans and borrowings	14,440	14,440	0	0	0	14,440
Other financial liabilities	339	188	98	180	0	466
Total	32,959	25,767	2,003	3,585	2,372	33,727

Summary of quantitative information about the Group's currency risk exposure provided to group management

The following is a summary of quantitative information about the Group’s currency risk exposure provided to Group management:

December 31, 2023
€ thousand	USD
Intercompany receivables	1,724
Other financial assets	70
Cash and cash equivalents	5,106
Intercompany payables	(11,725)
Trade payables	(1,634)
Net statement of financial position exposure	(6,459)

December 31, 2022
€ thousand	USD
Intercompany receivables	4,060
Other financial assets	7,500
Cash and cash equivalents	3,868
Intercompany payables	(55)
Trade payables	(142)
Other liabilities	(435)
Net statement of financial position exposure	14,796

Summary of sensitivity analysis measurement of financial instruments denominated in foreign currency and would have affected equity and profit or loss

Effects on Group profit/loss
	2023		2022		2021
	Changes in exchange rates		Changes in exchange rates		Changes in exchange rates
€ thousand	Increase by 5%	Reduction by 5%	Increase by 5%	Reduction by 5%	Increase by 5%	Reduction by 5%
EUR	0	0	0	0	(328)	328
USD	(323)	323	740	(740)	1,818	(1,818)
Total	(323)	323	740	(740)	1,490	(1,490)

Effects on Group equity
	2023		2022		2021
	Changes in exchange rates		Changes in exchange rates		Changes in exchange rates
€ thousand	Increase by 5%	Reduction by 5%	Increase by 5%	Reduction by 5%	Increase by 5%	Reduction by 5%
EUR	0	0	0	0	(325)	325
USD	(323)	323	740	(740)	1,818	(1,818)
Total	(323)	323	740	(740)	1,493	(1,493)

The following exchange rates were used:

	Average rate			Spot exchange rate as of the reporting date
	2023	2022	2021	2023	2022	2021
EUR/USD	0.92368	0.95441	0.84819	0.90498	0.93756	0.88292